Other income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Nonoperating Income (Expense) [Abstract]
(Loss) gain on disposal of assets	$ (3,049)	$ 4,624
(Loss) gain on investments	(343)	6,624
Gain on extinguishment of debt	1,685	257
Foreign exchange gain (loss)	3,686	(1,617)
Miscellaneous other income	3,603	6,096
Other income, net	$ 5,582	$ 15,984